Commitments and Contingencies (Details 2) (USD $) In Millions, unless otherwise specified		12 Months Ended															0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended
	Dec. 31, 2012 Throughput and deficiency agreement assumed Wynnewood Acquisition	Dec. 31, 2012 Material Plains Pipeline CRRM	Dec. 31, 2011 Material Plains Pipeline CRRM	Dec. 31, 2010 Material Plains Pipeline CRRM	Dec. 31, 2012 Material MAPL CRRM	Dec. 31, 2011 Material MAPL CRRM	Dec. 31, 2010 Material MAPL CRRM	Dec. 31, 2005 Material MAPL CRRM	Dec. 31, 2012 Material CCPS CRRM	Dec. 31, 2011 Material CCPS CRRM	Dec. 31, 2010 Material CCPS CRRM	Dec. 31, 2004 Material CCPS CRRM	Dec. 31, 2012 Material Plains CRRM	Dec. 31, 2011 Material Plains CRRM	Dec. 31, 2010 Material Plains CRRM	Dec. 31, 2007 Material Plains CRRM	Mar. 01, 2011 Material Enterprise CRRM	Dec. 31, 2012 Material Enterprise CRRM	Dec. 31, 2011 Material Enterprise CRRM	Dec. 31, 2010 Material Enterprise CRRM	Oct. 10, 2008 Material Magellan	Dec. 31, 2012 Material Magellan	Dec. 31, 2011 Material Magellan	Dec. 31, 2010 Material Magellan
Long-term commitments
Minimum barrels of crude oil to be transported		80,000						2,000,000				10,000				29,200,000					20,000
Term of agreement																					10 years
Term of agreement		5 years															5 years
Term of agreement over which a quantity of materials must be purchased to meet the capacity of the supplier		15 years
Expenses related to agreement		$ 12.5	$ 9.8	$ 11.4	$ 3.5	$ 1.3	$ 2.4		$ 6.1	$ 8.4	$ 16.6		$ 2.6	$ 2.4	$ 2.5			$ 2.4	$ 1.8	$ 1.3		$ 2.1	$ 0.7	$ 0.6
Annual automatic extension period of agreement																1 year
Period after which agreement is subject to annual automatic extensions																2 years 1 day
Expenses related to separate Terminalling Agreement													3.4	3.3	3.1
Estimated annual expenses associated with agreement	$ 3.6